UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Santa Barbara Asset Management, Inc.
Address:	200 East Carrillo Street, Suite 300
		Santa Barbara, CA 93101

Form 13F File Number:	028-05621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael Mayfield
Title:		President
Phone:		(805) 965-4600

Signature, Place and Date of Signing:

/s/ Michael Mayfield
_______________________________
Signature				Santa Barbara, CA	February 13, 2004


Report Type (Check only one.):

 X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			80
Form 13F Information Table Value Total:			948,957(x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corp.			COM		00130H105	189	20000	SH	SOLE			20000	0
Affiliated Computer		COM		8190100		21578	396225	SH	SOLE			358164	0	38061
AFLAC				COM		1055102		23924	661,251	SH	SOLE			602395	0	58,856
American Int'l Group		COM		26874107	21465	323,858	SH	SOLE			294612	0	29246
American Express		COM		25816109	340	7040	SH	SOLE			7040	0
Amgen				COM		31162100	22038	356,658	SH	SOLE			323513	0	33145
Anheuser-Busch Cos		COM		35229103	4365	82857	SH	SOLE			71606	0	11251
Apollo Group 'A'		CL A		37604105	8656	127,646	SH	SOLE			110037	0	17609
Applied Materials		COM		38222105	241	10730	SH	SOLE			10730	0
Automatic Data Proc.		COM		53015103	14330	361780	SH	SOLE			324500	0	37280
Beckman Coulter Inc.		COM		75811109	20598	405230	SH	SOLE			364494	0	40736
Bed Bath, Beyond		COM		75896100	23776	548473	SH	SOLE			498638	0	49835
Berkshire Hathaway Cl B		CL B		84670207	594	124	SH	SOLE			122	0	2
Biomet, Inc.			COM		90613100	20078	554,342	SH	SOLE			502487	0	51,855
Boston Scientific		COM		101137107	259	7044	SH	SOLE			7044	0
Cardinal Health			COM		14149Y108	15774	257925	SH	SOLE			235085	0	22840
Cheesecake Factory		COM		163072101	11283	256190	SH	SOLE			233240	0	22950
Cintas Corp.			COM		172908105	20016	399515	SH	SOLE			363993	0	35522
CitiGroup			COM		172967101	486	10009	SH	SOLE			9724	0	284.999
City National Corp		COM		178566105	255	4112	SH	SOLE			4112	0
Coca-Cola			COM		191216100	519	10233	SH	SOLE			7885	0	2348
Colgate-Palmolive		COM		194162103	285	5695	SH	SOLE			5595	0	100
Constellation Brands		COM		21036P108	12971	393906	SH	SOLE			364241	0	29665
CVB Financial Corp.		COM		126600105	281	14562	SH	SOLE			14562	0
Dell Inc.			COM		24702R101	464	13663	SH	SOLE			13663	0
Dollar General			COM		256669102	22841	1088156	SH	SOLE			989419	0	98737
E M C Corp.			COM		268648102	212	16385	SH	SOLE			16385	0
ESHPEDITORS INTL WAS		COM		302130109	345	9,157	SH	SOLE			8062	0	1,095
ESHPRESS SCRIPTS INC		COM		302182100	363	5,459	SH	SOLE			4776	0	683
Expeditor Int'l.		COM		302130109	22896	607953	SH	SOLE			557578	0	50375
Express Scripts			COM		302182100	23875	359399	SH	SOLE			327589	0	31810
Fastenal			COM		311900104	24478	492,020	SH	SOLE			445737	0	46283
Fifth Third Bancorp		COM		316773100	15932	269,577	SH	SOLE			243841	0	25736
First Data Corp.		COM		319963104	15478	376687	SH	SOLE			336769	0	39918
Fortune Brands Inc		COM		349631101	236	3300	SH	SOLE			3300	0
General Electric		COM		369604103	765	24683	SH	SOLE			24103	0	580
Health Mgmt Asso 		COM		421933102	19713	821344	SH	SOLE			746756	0	74588
Home Depot			COM		437076102	586	16505	SH	SOLE			16305	0	200
Illinois Toolworks		COM		452308109	20460	243833	SH	SOLE			220785	0	23048
Intel				COM		458140100	949	29625	SH	SOLE			29355	0	270
Int'l Bus Machine		COM		459200101	275	2968	SH	SOLE			2968	0
Jacobs Engineering		COM		469814107	21840	454,894	SH	SOLE			414571	0	40323
Johnson & Johnson		COM		478160104	20701	400713	SH	SOLE			364706	0	36007
Johnson Controls Inc.		COM		478366107	204	1760	SH	SOLE			1760	0
Kohls Corp.			COM		500255104	9715	216165	SH	SOLE			190139	0	26026
Lexmark Int'l. Group		COM		529771107	24452	310943	SH	SOLE			280773	0	30170
Lincare Holdings		COM		532791100	381	12660	SH	SOLE			12660	0
Linear Tech.			COM		535678106	18412	437656	SH	SOLE			397645	0	40011
Lowes Companies			COM		548661107	16139	291,380	SH	SOLE			258862	0	32518
MBNA CORP			COM		55262L100	22990	925,154	SH	SOLE			838356	0	86,798
Medtronic, Inc.			COM		585055106	19864	408635	SH	SOLE			376236	0	32399
Microsoft			COM		594918104	1100	40200	SH	SOLE			40070	0	130
Mobile Mini Inc.		COM		60740F105	339	17200	SH	SOLE			17200	0
Omnicom				COM		681919106	21348	244,454	SH	SOLE			220770	0	23684
Patterson Dental		COM		703412106	20359	318,168	SH	SOLE			291695	0	26473
Paychex Inc.			COM		704326107	20326	546404	SH	SOLE			500007	0	46397
Pepsico Inc.			COM		713448108	299	6424	SH	SOLE			6424	0
Pfizer				COM		717081103	20962	593,309	SH	SOLE			537394	0	55,915
Proctor Gamble			COM		742718109	316	3160	SH	SOLE			3160	0
Qualcomm			COM		747525103	25418	471313	SH	SOLE			420764	0	50549
Quest Diagnostics Inc.		COM		74834L100	23350	319390	SH	SOLE			286616	0	32774
SHILINSH INC			COM		983919101	422	10,931	SH	SOLE			9544	0	1,387
SLM Corp.			COM		78442P106	215	5700	SH	SOLE			5700	0
State Street			COM		857477103	202	3878	SH	SOLE			3878	0
Stryker Corporation		COM		863667101	25859	304184	SH	SOLE			276873	0	27311
Sungard Data Sys		COM		867363103	22321	805,518	SH	SOLE			729257	0	76,261
Synovus Fin.			COM		87161C105	15783	545,745	SH	SOLE			489984	0	55,761
Sysco Corp.			COM		871829107	22280	598437	SH	SOLE			542788	0	55649
Teleflex			COM		879369106	12429	257167	SH	SOLE			229807	0	27360
Tiffany & Co.			COM		886547108	21433	474190	SH	SOLE			430286	0	43904
United Health Group, Inc.	COM		91324P102	314	5400	SH	SOLE			3400	0	2000
Viacom Inc.			CL B		925524308	292	6580	SH	SOLE			6580	0
Walgreen Company		COM		931422109	20239	556302	SH	SOLE			510017	0	46285
Wal-Mart Stores			COM		931142103	478	9011	SH	SOLE			9011	0
Wellpoint Health Networks	COM		94973H108	17642	181897	SH	SOLE			162882	0	19015
Wells Fargo			COM		949746101	21861	371,226	SH	SOLE			335779	0	35447
Whole Foods Market		COM		966837106	18821	280372	SH	SOLE			254920	0	25452
Xilinx Inc.			COM		983919101	17645	456762	SH	SOLE			408662	0	48100
Zebra Tech			COM		989207105	27779	418558	SH	SOLE			379610	0	38948
Zimmer Holdings			COM		98956P102	260	3700	SH	SOLE			3700	0
